Payden Floating Rate Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 280
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (c) 491
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 785
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 556
591,382 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (b) 592
29 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (c) 723
21 Santander Drive Auto Receivables Trust 2024-
S2 , 5.80%, 12/16/28 (c) 392
Total Asset Backed (Cost - $4,689)
3,819
Bank Loan(d) (88%
)
Automotive (5%)
648,359 Adient U.S. LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.61%, 1/31/31  651
480,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.24%, 12/12/29  480
850,000 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
7.11%, 1/28/32  851
950,788 Dealer Tire LLC Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.36%, 7/02/31  951
847,875 Goat Holdco LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
7.36%, 1/27/32  850
700,000 Tenneco Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.42%, 11/17/28  693
1,010,601 Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.86%, 1/30/31  1,010
5,486
Basic Industry (3%)
485,000 American Airlines Inc. Term Loan B 1L, (6
mo. Term Secured Overnight Financing Rate +
2.250%), 6.50%, 2/15/28  483
495,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 6.51%, 6/04/29  494
249,375 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.58%, 5/28/32  251
1,007,177 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 7.11%, 8/18/30  1,011
648,371 Olympus Water U.S. Holding Corp. Term
Loan B6 1L, (3 mo. Term Secured Overnight
Financing Rate + 2.000%), 7.30%, 6/20/31  647
1,008,572 SCIH Salt Holdings Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 7.24%, 1/31/29  1,011
Principal
or Shares Security Description
Value
(000)
493,762 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.80%, 2/28/31  $ 496
673,943 Transdigm Inc. Term Loan K 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.05%, 3/22/30  677
1,012,188 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.55%, 2/14/31  1,014
6,084
Capital Goods (6%)
658,129 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.86%, 5/17/28  658
600,000 Eco Material Technologies Inc. Term Loan 1L, (6
mo. Term Secured Overnight Financing Rate +
2.250%), 7.47%, 2/12/32  603
992,500 EMRLD Borrower LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.86%, 8/04/31  994
1,171,820 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.70%, 6/21/28  1,174
1,196,977 MI Windows and Doors LLC Term Loan B3 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 7.11%, 3/28/31  1,200
1,471,313 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.61%, 2/10/32  1,472
1,248,964 TK Elevator Midco Gmbh Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 7.22%, 4/30/30  1,257
992,500 Wilsonart LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.55%, 8/05/31  970
8,328
Consumer Goods (4%)
1,014,769 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.61%, 2/12/31  1,018
1,000,000 Froneri International Ltd. Term Loan B6 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 2.50%, 7/16/32  999
396,877 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.11%, 3/07/32  399
1,243,995 Journey Personal Care Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 8.05%, 3/01/28  1,225
321,111 QXO Building Products Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 7.30%, 4/30/32  324
460,542 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 4.36%, 4/25/31  465
1,136,723 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.30%, 11/30/30  1,143
5,573

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
Energy (10%)
992,500 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.36%, 9/30/31  $ 992
992,502 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.05%, 8/20/31  997
927,675 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 8.30%, 4/01/30  931
572,463 Epic Crude Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.83%, 10/15/31  576
870,000 Lackawanna Energy Center LLC Term Loan 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 3.00%, 7/23/32  875
977,613 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.55%, 8/18/31  979
648,375 Long Ridge Energy LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.80%, 2/10/32  642
420,000 M6 Etx Holdings Ii Midco LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 7.36%, 3/25/32  423
1,026,393 Par Petroleum LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.03%, 2/28/30  1,027
708,400 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.81%, 5/17/30  711
977,613 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.86%, 7/31/31  963
1,241,284 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.31%, 6/27/29  1,245
1,130,000 Whitewater Matterhorn Holdings LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.57%, 6/16/32  1,136
11,497
Financial (14%)
1,075,000 Albion Financing 3 SARL Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.32%, 5/21/31  1,082
573,563 Blackstone Mortgage Trust Inc. Term Loan B6
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.36%, 12/10/30  577
592,500 Champ Acquisition Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.17%, 11/25/31  598
1,085,000 CPI Holdco B LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
6.36%, 5/17/31  1,085
1,244,499 Focus Financial Partners LLC Term Loan B8 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.500%), 7.11%, 9/15/31  1,247
982,587 Greystar Real Estate Partners LLC Term Loan B2
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.750%), 7.05%, 8/21/30  985
Principal
or Shares Security Description
Value
(000)
830,000 GTCR Everest Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 2.75%, 9/05/31  $ 831
896,553 HUB International Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.83%, 6/20/30  899
995,000 Jefferies Finance LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
7.35%, 10/21/31  998
1,197,000 Jump Financial LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.250%), 8.55%, 2/20/32  1,200
1,085,000 Mermaid Bidco Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.51%, 7/03/31  1,088
971,375 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.86%, 7/31/31  974
300,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
10.71%, 11/05/29  299
1,496,250 Pitney Bowes Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.11%, 3/19/32  1,500
850,000 Shift4 Payments LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.05%, 6/30/32  857
1,085,000 Skechers U.S.A. Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 3.25%, 6/25/32  1,093
1,039,500 Titan Acquisition Ltd. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.500%), 8.73%, 2/15/29  1,041
600,000 WH Borrower LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.07%, 2/12/32  601
16,955
Healthcare (12%)
1,160,000 1261229 BC Ltd. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
10.61%, 9/25/30  1,140
975,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 4.00%, 7/30/32  977
962,500 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.500%), 9.86%, 5/04/28  982
1,011,975 Bausch & Lomb Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.36%, 9/29/28  1,014
650,000 DaVita Inc. Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
1.75%, 5/09/31  652
1,029,294 Embecta Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.36%, 3/30/29  1,027
172,829 Fortrea Holdings Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.06%, 7/01/30  159
1,000,000 Grifols Worldwide Operations USA Inc. Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 2.000%), 6.48%, 11/15/27  1,000

Principal
or Shares Security Description
Value
(000)
992,513 LifePoint Health Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.07%, 5/16/31  $ 992
1,200,000 Organon & Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.60%, 5/19/31  1,160
850,599 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.21%, 3/29/29  852
1,302,461 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.29%, 7/06/28  1,192
992,500 Sotera Health Holdings LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.55%, 5/30/31  997
1,036,875 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.30%, 9/27/30  1,027
13,171
Insurance (0%)
543,125 AssuredPartners Inc. Term Loan B5 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.86%, 2/14/31  545
350,000 Asurion LLC Term Loan B4 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.72%, 1/20/29  330
367,742 Truist Insurance Holdings LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 1.750%), 7.05%, 5/06/31  369
184,211 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.05%, 5/06/32  189
1,433
Leisure (3%)
650,000 Cinemark USA Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 7.07%, 5/24/30  653
1,310,006 Fertitta Entertainment LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.60%, 1/27/29  1,313
570,000 Flutter Entertainment Public Ltd. Co. Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 1.000%), 6.30%, 6/04/32  571
1,193,985 Lc Ahab Us Bidco LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.36%, 5/01/31  1,197
576,000 MajorDrive Holdings IV LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.000%), 8.56%, 6/01/28  567
1,009,625 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 8.55%, 8/01/30  1,006
370,588 Sabre GLBL Inc. Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.71%, 6/30/28  370
648,371 Travel Leisure Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.86%, 12/14/29  651
6,328
Principal
or Shares Security Description
Value
(000)
Media (4%)
1,100,559 Altice Financing SA Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 9.32%, 10/31/27  $ 961
572,125 Charter Communications Operating LLC Term
Loan B5 1L, (3 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.54%, 12/15/31  573
1,185,030 CNT Holdings I Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 6.55%, 11/08/32  1,189
650,000 Coral U.S. Co.-Borrower LLC Term Loan B7 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.250%), 7.57%, 1/31/32  649
481,838 CSC Holdings LLC Term Loan B5 1L, (Prime +
1.500%), 9.00%, 4/15/27  475
1,109,200 DirectV Financing LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.500%), 9.81%, 2/17/31  1,074
568,218 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.44%, 12/01/28  568
304,975 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.61%, 8/06/31  306
603,063 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.61%, 5/03/28  577
188,318 MH Sub I LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.61%, 12/31/31  169
300,000 MH Sub I LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
10.61%, 2/23/29  264
984,873 Sinclair Television Group Inc. Term Loan B7 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.100%), 8.56%, 12/31/30  920
644,901 Sunrise HoldCo III BV Term Loan AAA 1L, (6
mo. Term Secured Overnight Financing Rate +
2.500%), 6.69%, 2/15/32  645
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (6
mo. Term Secured Overnight Financing Rate +
3.175%), 7.37%, 3/31/31  491
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 7.71%, 1/31/29  597
9,458
Retail (12%)
1,027,319 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.05%, 4/26/28  1,031
1,447,500 Flynn Restaurant Group LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 8.11%, 1/28/32  1,450
519,750 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 6.61%, 6/11/31  509
1,194,000 Highline AfterMarket Acquisition LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.500%), 7.86%, 2/13/30  1,204
1,032,543 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.86%, 12/15/27  1,033

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,124,428 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.61%, 7/21/28  $ 1,129
1,245,778 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.21%, 2/11/28  1,245
729,488 S&S Holdings LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
9.35%, 9/19/31  707
912,923 Specialty Building Products Holdings LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 8.21%, 10/15/28  887
1,036,914 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.86%, 1/31/31  1,044
1,000,000 The Boots Group Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
3.50%, 7/22/32  1,001
950,625 Victra Holdings LLC aka LSF9 Atlantis Holdings
LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.250%), 8.55%,
3/29/29  955
964,590 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.86%, 8/03/28  966
13,161
Service (2%)
578,958 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.61%, 12/21/28  579
605,435 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 7.11%, 8/12/28  607
500,000 Herc Holdings Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.32%, 6/02/32  503
1,237,523 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 6.81%, 7/25/30  1,242
171,881 Sizzling Platter LLC Term Loan DD 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 5.00%, 6/25/32  168
913,119 Sizzling Platter LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.36%, 6/25/32  892
3,991
Technology (8%)
877,500 Amentum Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.61%, 9/29/31  879
1,291,869 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 7.11%, 2/15/29  1,292
992,513 BMC Software Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
7.33%, 7/30/31  994
912,398 Cloud Software Group Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 7.80%, 3/30/29  915
316,087 Cloud Software Group Inc. Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 8.05%, 3/24/31  318
Principal
or Shares Security Description
Value
(000)
648,359 Dun & Bradstreet Corp. Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.57%, 1/18/29  $ 649
992,500 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 7.32%, 6/27/31  996
648,371 Helios Software Holdings Inc. Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 3.500%), 7.80%, 7/18/30  649
660,000 Icon Parent Inc. Term Loan 2L, (6 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.21%, 11/12/32  671
648,359 KBR Inc. Term Loan B 1L, (1 mo. Term Secured
Overnight Financing Rate + 1.000%), 6.36%,
1/17/31  650
670,000 Knowbe4 Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.07%, 7/21/32  671
1,250,000 Leia Finco U.S. LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
9.46%, 10/09/32  1,256
1,240,625 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.81%, 7/01/31  1,219
298,500 PointClickCare Technologies Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 7.08%, 11/03/31  299
555,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (3 mo. Term Secured Overnight
Financing Rate + 5.000%), 9.30%, 5/09/33  556
456,550 Rocket Software Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.11%, 11/28/28  458
1,425,000 Sandisk Corp. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
7.32%, 2/23/32  1,423
13,895
Telecommunication (4%)
1,000,000 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.250%), 5.25%, 7/30/32  1,000
1,303,458 Frontier Communications Holdings LLC Term
Loan B 1L, (6 mo. Term Secured Overnight
Financing Rate + 1.500%), 6.79%, 7/01/31  1,306
974,357 Iridium Satellite LLC Term Loan B4 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.61%, 9/20/30  971
1,123,662 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 9.82%, 8/15/28  1,048
4,325
Transportation (0%)
137,981 Delta Air Lines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.08%, 10/20/27  139
636,932 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.80%, 7/21/28  639
195,270 First Student Bidco Inc. Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.80%, 7/21/28  196

Principal
or Shares Security Description
Value
(000)
609,336 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.81%, 1/15/27  $ 611
1,585
Utility (1%)
1,034,329 Conservice Midco LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.36%, 5/13/30  1,037
Total Bank Loan (Cost - $121,832)
122,307
Corporate Bond (6%
)
700,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (e)(f) 682
500,000 B&G Foods Inc. 144A, 8.00%, 9/15/28 (b) 468
470,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (b) 473
500,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (b) 511
500,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (e) 492
620,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (b) 647
570,000 Global Marine Inc. , 7.00%, 6/01/28  529
675,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  658
300,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (b) 313
105,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (b) 108
880,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (b) 864
500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (b) 496
500,000 Mineral Resources Ltd. 144A, 8.50%,
5/01/30 (b) 512
Principal
or Shares Security Description
Value
(000)
600,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  $ 457
375,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (b) 373
285,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (a)(b) 209
620,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (a)(b) 451
Total Corporate Bond (Cost - $8,221)
8,243
Investment Company (10%
)
14,542,046 Payden Cash Reserves Money Market Fund *
(Cost - $14,542)
14,542
Total Investments (Cost - $149,284) (107%)
148,911
Liabilities in excess of Other Assets (-7%)
(10,256)
Net Assets (100%) $ 138,655
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(f) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 950 CAD  1,293 Morgan Stanley 09/17/2025 $ 14